Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Consolidated Statements of Income (Loss) and Comprehensive Income (Loss)
Share-based compensation expenses	$ 10,735	66,878	57,003	22,211